Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt, Other Disclosures [Abstract]
Summary Of Outstanding Debt
The following is a summary of outstanding debt as of December 31, (in millions):

	2011	2010
Medium-term notes	$1,632.3	$1,623.0
Term loan	—	150.0
Convertible notes	0.1	17.5
Junior convertible subordinated debentures	436.7	436.7
Commercial paper	—	34.0
Receivables facility	100.0	100.0
Other debt	7.7	7.7
Total debt	2,176.8	2,368.9
Short-term debt	(103.6)	(135.0)
Current portion of long-term debt	(263.9)	(170.0)
Long-term debt	$1,809.3	$2,063.9

Schedule of Maturities of Long-term Debt [Table Text Block]
The aggregate maturities of debt outstanding, based on the earliest date the obligation may become due, are as follows as of December 31, 2011 (in millions):

2012	2013	2014	2015	2016	Thereafter	Total
$367.5	$503.0	$—	$—	$—	$1,306.3	$2,176.8

Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
Medium-term Notes
The Company's outstanding medium-term notes consisted of the following principal amounts and interest rate swap values as of December 31, (in millions):

	2011	2010
6.75% senior notes due 2012	$250.0	$250.0
5.50% senior notes due 2013	500.0	500.0
6.25% senior notes due 2018	250.0	250.0
10.60% senior notes due 2019	20.7	20.7
4.70% senior notes due 2020	550.0	550.0
6.11% senior notes due 2028	10.0	10.0
Interest rate swaps	35.8	42.3
Unamortized gain on termination of interest rate swaps	15.8	—
Total medium-term notes	$1,632.3	$1,623.0